Share-Based Compensation - Schedule of Restricted Share Unit and Cash-Based Restricted Share Unit (Details) - $ / shares		12 Months Ended
	Jun. 03, 2024	Jun. 30, 2025
Restricted Share Units
Number of Units
Nonvested, beginning balance (in shares)		4,067,885
Granted (in shares)	147,214	1,554,412
Vested (in shares)		(2,237,173)
Forfeited (in shares)		(199,172)
Nonvested, ending balance (in shares)		3,185,952
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in usd per share)		$ 45.84
Granted (in usd per share)		81.70
Vested (in usd per share)		47.82
Forfeited (in usd per share)		56.25
Nonvested, ending balance (in usd per share)		$ 61.13
Cash-Based Restricted Share Units
Number of Units
Nonvested, beginning balance (in shares)		8,984
Granted (in shares)		5,031
Vested (in shares)		(3,968)
Forfeited (in shares)		(348)
Nonvested, ending balance (in shares)		9,699
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in usd per share)		$ 43.00
Granted (in usd per share)		77.59
Vested (in usd per share)		46.93
Forfeited (in usd per share)		55.98
Nonvested, ending balance (in usd per share)		$ 59.49